Provisions	12 Months Ended
Jun. 30, 2018
Provisions [abstract]
Provisions
19.	Provisions

The following table shows the movements in the Group's provisions for other liabilities:

	Labor, legal and other claims	Investments in associates (*)	06.30.18	06.30.17
Balances at the beginning of the year	41,144	206	41,350	33,074
Increases (Note 26)	33,513	-	33,513	25,860
Recovery (Note 26)	(8,509)	-	(8,509)	(11,829)
Increases	-	158	158	206
Used during the year	(10,879)	-	(10,879)	(8,322)
Incorporation as result of business combination (Note 15)	452	-	452	2,361
Balances at the end of the year	55,721	364	56,085	41,350
Non-current			12,258	16,509
Current			43,827	24,841
Total			56,085	41,350

(*) Corresponds to investments in associates with negative equity. (Note 8)

Included in the item are certain amounts in respect of which the Group has established a provision for legal claims, none of which is considered significant.